Related Party Transactions - Amounts due by party (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related Party Transaction
Amounts due from related parties	$ 19,236,711	¥ 133,560,483	¥ 11,923,607
Investees of Juzhou
Related Party Transaction
Amounts due from related parties	10,251,387	71,175,380	23,332
Investees of Affiliates of Juzhou
Related Party Transaction
Amounts due from related parties	3,920,327	27,218,833	2,535,114
Investees of Jupeng
Related Party Transaction
Amounts due from related parties	2,587,315	17,963,726	1,353,799
Investees of Yidexin
Related Party Transaction
Amounts due from related parties			428,331
Investees of Yidezhen
Related Party Transaction
Amounts due from related parties	996,209	6,916,677	5,903,039
Investees of Yidezeng
Related Party Transaction
Amounts due from related parties	56,320	391,028	999,995
Investees of Yidezhao
Related Party Transaction
Amounts due from related parties			¥ 679,997
Investee of Yubo
Related Party Transaction
Amounts due from related parties	171,993	1,194,149
Investees of Yiju
Related Party Transaction
Amounts due from related parties	432,090	3,000,000
Investees of Jupai Asset Management Inc
Related Party Transaction
Amounts due from related parties	310,879	2,158,430
Non-controlling interests shareholder | Loans to related party
Related Party Transaction
Amounts due from related parties	$ 510,191	¥ 3,542,260